STOCK COMPENSATION PLANS - SCHEDULE OF PSUs AND RSUS FAIR VALUE WEIGHTED-AVERAGE ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yields	2.40%	2.40%	2.10%
Performance and restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (shares)	478,044	545,750	381,407
Weighted-average fair value at date of grant (USD per share)	$ 110.97	$ 93.55	$ 104.68
Estimated values (USD per share)	$ 46.85	$ 38.02	$ 61.22
Dividend yields	2.30%	2.50%	2.00%
Expected volatility	20.40%	17.00%	14.90%